Related Party Transactions (Details) - Schedule of advance from related parties - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Advance from – related parties
Total	$ 192,830
Q Green Techcon Private Limited [Member]
Advance from – related parties
Total	$ 192,830